Accounts Receivable, Net - Schedule of Movements in Allowance for Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Movements in Allowance for Credit Losses [Abstract]
Balance of the beginning of the year	¥ 5,645,777	$ 807,335	¥ 3,532,016	¥ 8,840,708
Effect on the opening balance of adoption of ASU 2016-03				1,504,518
Provision	20,629,626	2,949,997	22,708,804	12,377,993
Write-off	(22,061,303)	(3,154,724)	(20,595,043)	(19,191,203)
Balance of the end of the year	¥ 4,214,100	$ 602,608	¥ 5,645,777	¥ 3,532,016